Investment in Weibo (Tables)	12 Months Ended
Dec. 31, 2015
Investment in Weibo
Schedule of preference shares
Issuance Date	Shares outstanding	Carrying Amount
		(In thousands)
April 29, 2013	30,046,154	$479,612